Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Growth Stock Fund, Inc. - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.66%
T. Rowe Price Growth Stock Fund, Inc. - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.52%
T. Rowe Price Growth Stock Fund, Inc. - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.92%
T. Rowe Price Growth Stock Fund, Inc. - R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.17%
T. Rowe Price Growth Stock Fund, Inc. - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.51%)	[1]
Net Expenses (as a percentage of Assets)	0.00%	[1]

[1]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.